Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-SPI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Advertising–0.11%
Interpublic Group of Cos., Inc. (The)	21,523	$456,718
Omnicom Group, Inc.	12,508	967,619
		1,424,337
Aerospace & Defense–2.59%
Arconic, Inc.	24,133	528,513
Boeing Co. (The)	29,382	10,037,185
General Dynamics Corp.	15,150	2,436,423
Harris Corp.	6,596	1,234,705
Huntington Ingalls Industries, Inc.	2,322	476,289
L3 Technologies, Inc.	4,435	1,073,536
Lockheed Martin Corp.	13,746	4,653,571
Northrop Grumman Corp.	9,491	2,878,146
Raytheon Co.	15,782	2,753,959
Textron, Inc.	13,122	594,426
TransDigm Group, Inc.(b)	2,721	1,199,825
United Technologies Corp.	45,327	5,724,800
		33,591,378
Agricultural & Farm Machinery–0.19%
Deere & Co.	17,809	2,496,288
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	31,319	1,200,144
Air Freight & Logistics–0.54%
C.H. Robinson Worldwide, Inc.	7,652	609,329
Expeditors International of Washington, Inc.	9,599	667,994
FedEx Corp.	13,429	2,071,826
United Parcel Service, Inc. Class B	38,919	3,616,354
		6,965,503
Airlines–0.39%
Alaska Air Group, Inc.	6,884	400,649
American Airlines Group, Inc.	22,348	608,536
Delta Air Lines, Inc.	34,549	1,779,274
Southwest Airlines Co.	27,815	1,323,994
United Continental Holdings, Inc.(b)	12,528	972,799
		5,085,252
Alternative Carriers–0.04%
CenturyLink, Inc.	53,177	555,700
Apparel Retail–0.47%
Foot Locker, Inc.	6,312	248,377
Gap, Inc. (The)	11,944	223,114
L Brands, Inc.	12,769	286,792
Ross Stores, Inc.	20,722	1,926,939
Shares		Value
Apparel Retail–(continued)
TJX Cos., Inc. (The)	69,201	$3,480,118
		6,165,340
Apparel, Accessories & Luxury Goods–0.28%
Capri Holdings Ltd.(b)	8,534	277,184
Hanesbrands, Inc.	20,210	300,119
PVH Corp.	4,234	360,695
Ralph Lauren Corp.	2,971	312,341
Tapestry, Inc.	16,214	463,072
Under Armour, Inc., Class A(b)	10,500	239,409
Under Armour, Inc. Class C(b)	10,766	217,796
VF Corp.	18,139	1,485,221
		3,655,837
Application Software–1.76%
Adobe, Inc.(b)	27,273	7,388,256
ANSYS, Inc.(b)	4,684	840,778
Autodesk, Inc.(b)	12,246	1,970,504
Cadence Design Systems Inc.(b)	15,678	996,650
Citrix Systems, Inc.	6,997	658,558
Intuit, Inc.	14,486	3,546,897
salesforce.com, inc.(b)	42,778	6,477,017
Synopsys, Inc.(b)	8,369	974,486
		22,853,146
Asset Management & Custody Banks–0.83%
Affiliated Managers Group, Inc.	2,910	243,916
Ameriprise Financial, Inc.	7,576	1,047,230
Bank of New York Mellon Corp. (The)	49,122	2,097,018
BlackRock, Inc.	6,804	2,827,470
Franklin Resources, Inc.	16,524	525,794
Invesco Ltd.(c)	22,203	433,847
Northern Trust Corp.	12,213	1,044,456
State Street Corp.	21,173	1,169,808
T. Rowe Price Group, Inc.	13,211	1,336,161
		10,725,700
Auto Parts & Equipment–0.10%
Aptiv PLC	14,540	931,141
BorgWarner, Inc.	11,614	412,065
		1,343,206
Automobile Manufacturers–0.35%
Ford Motor Co.	218,517	2,080,282
General Motors Co.	73,299	2,443,789
		4,524,071
Automotive Retail–0.34%
Advance Auto Parts, Inc.	4,007	621,085
AutoZone, Inc.(b)	1,395	1,432,819

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Automotive Retail–(continued)
CarMax, Inc.(b)	9,510	$744,443
O’Reilly Automotive, Inc.(b)	4,382	1,627,343
		4,425,690
Biotechnology–2.20%
AbbVie, Inc.	82,486	6,327,501
Alexion Pharmaceuticals, Inc.(b)	12,495	1,420,432
Amgen, Inc.	34,797	5,800,660
Biogen, Inc.(b)	10,999	2,411,971
Celgene Corp.(b)	39,275	3,683,602
Gilead Sciences, Inc.	71,325	4,439,981
Incyte Corp.(b)	9,934	781,110
Regeneron Pharmaceuticals, Inc.(b)	4,382	1,322,137
Vertex Pharmaceuticals, Inc.(b)	14,295	2,375,543
		28,562,937
Brewers–0.04%
Molson Coors Brewing Co. Class B	10,493	576,905
Broadcasting–0.21%
CBS Corp. Class B	19,441	938,612
Discovery, Inc., Class A(b)	8,780	239,343
Discovery, Inc. Class C(b)	20,155	516,774
Fox Corp., Class A	19,727	694,982
Fox Corp. Class B	9,079	315,132
		2,704,843
Building Products–0.29%
A.O. Smith Corp.	7,929	321,124
Allegion PLC	5,281	512,521
Fortune Brands Home & Security, Inc.	7,859	377,704
Johnson Controls International PLC	51,037	1,965,945
Masco Corp.	16,467	575,028
		3,752,322
Cable & Satellite–1.11%
Charter Communications, Inc., Class A(b)	9,703	3,656,091
Comcast Corp., Class A	252,562	10,355,042
DISH Network Corp., Class A(b)	12,830	463,291
		14,474,424
Casinos & Gaming–0.10%
MGM Resorts International	28,523	707,941
Wynn Resorts, Ltd.	5,416	581,299
		1,289,240
Commodity Chemicals–0.25%
Dow, Inc.	42,028	1,965,229
Lyondell Chemical Co., Class A	17,018	1,263,587
		3,228,816
Communications Equipment–1.22%
Arista Networks, Inc.(b)	2,921	714,447
Cisco Systems, Inc.	246,160	12,807,705
F5 Networks, Inc.(b)	3,323	438,902
Shares		Value
Communications Equipment–(continued)
Juniper Networks, Inc.	19,455	$478,787
Motorola Solutions, Inc.	9,163	1,373,992
		15,813,833
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	13,091	820,413
Construction & Engineering–0.08%
Fluor Corp.	7,804	216,327
Jacobs Engineering Group, Inc.	6,553	493,375
Quanta Services, Inc.	7,904	274,743
		984,445
Construction Machinery & Heavy Trucks–0.53%
Caterpillar, Inc.	32,184	3,855,965
Cummins, Inc.	8,094	1,220,252
PACCAR, Inc.	19,387	1,276,052
Wabtec Corp.	7,809	487,125
		6,839,394
Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,491	734,855
Vulcan Materials Co.	7,371	920,712
		1,655,567
Consumer Electronics–0.04%
Garmin Ltd.	6,780	518,534
Consumer Finance–0.71%
American Express Co.	38,671	4,435,950
Capital One Financial Corp.	26,162	2,246,531
Discover Financial Services	18,362	1,368,887
Synchrony Financial	36,519	1,228,134
		9,279,502
Copper–0.06%
Freeport-McMoRan, Inc.	81,029	786,792
Data Processing & Outsourced Services–3.93%
Alliance Data Systems Corp.	2,548	350,350
Automatic Data Processing, Inc.	24,359	3,900,363
Broadridge Financial Solutions, Inc.	6,468	807,659
Fidelity National Information Services, Inc.	18,057	2,172,257
Fiserv, Inc.(b)	21,896	1,879,991
FleetCor Technologies, Inc.(b)	4,800	1,239,408
Global Payments, Inc.	8,812	1,357,400
Jack Henry & Associates, Inc.	4,315	566,214
Mastercard, Inc., Class A	50,476	12,694,209
Paychex, Inc.	17,870	1,533,067
PayPal Holdings, Inc.(b)	65,605	7,200,149
Total System Services, Inc.	9,101	1,124,247
Visa, Inc., Class A	97,869	15,789,206
Western Union Co. (The)	24,374	472,856
		51,087,376
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Department Stores–0.08%
Kohl’s Corp.	9,233	$455,371
Macy’s, Inc.	17,194	353,681
Nordstrom, Inc.	5,992	187,550
		996,602
Distillers & Vintners–0.16%
Brown-Forman Corp. Class B	9,298	464,714
Constellation Brands, Inc., Class A	9,312	1,643,102
		2,107,816
Distributors–0.10%
Genuine Parts Co.	8,160	807,024
LKQ Corp.(b)	17,601	451,466
		1,258,490
Diversified Banks–4.26%
Bank of America Corp.	502,307	13,361,366
Citigroup, Inc.	131,496	8,172,477
JPMorgan Chase & Co.	183,094	19,400,640
U.S. Bancorp	84,136	4,223,627
Wells Fargo & Co.	228,962	10,159,044
		55,317,154
Diversified Chemicals–0.04%
Eastman Chemical Co.	7,816	507,415
Diversified Support Services–0.14%
Cintas Corp.	4,735	1,050,365
Copart, Inc.(b)	11,229	802,649
		1,853,014
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	44,843	2,212,554
Electric Utilities–2.03%
Alliant Energy Corp.	13,200	626,472
American Electric Power Co., Inc.	27,584	2,375,534
Duke Energy Corp.	40,653	3,480,303
Edison International	18,218	1,081,603
Entergy Corp.	10,600	1,028,942
Evergy, Inc.	14,238	827,797
Eversource Energy	17,724	1,308,740
Exelon Corp.	54,228	2,607,282
FirstEnergy Corp.	28,163	1,161,442
NextEra Energy, Inc.	26,738	5,299,739
Pinnacle West Capital Corp.	6,271	588,910
PPL Corp.	40,314	1,199,745
Southern Co. (The)	57,852	3,095,082
Xcel Energy, Inc.	28,754	1,648,754
		26,330,345
Electrical Components & Equipment–0.45%
AMETEK, Inc.	12,700	1,040,003
Eaton Corp. PLC	23,686	1,764,370
Emerson Electric Co.	34,369	2,070,389
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	6,684	$994,913
		5,869,675
Electronic Components–0.21%
Amphenol Corp., Class A	16,668	1,450,116
Corning, Inc.	43,994	1,268,787
		2,718,903
Electronic Equipment & Instruments–0.09%
FLIR Systems, Inc.	7,575	366,100
Keysight Technologies, Inc.(b)	10,498	788,714
		1,154,814
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	1,987	248,713
TE Connectivity Ltd.	18,947	1,595,906
		1,844,619
Environmental & Facilities Services–0.29%
Republic Services, Inc.	12,049	1,019,225
Rollins, Inc.	8,241	309,615
Waste Management, Inc.	21,801	2,383,939
		3,712,779
Fertilizers & Agricultural Chemicals–0.11%
CF Industries Holdings, Inc.	12,463	501,511
FMC Corp.	7,529	553,005
Mosaic Co. (The)	19,830	425,750
		1,480,266
Financial Exchanges & Data–1.03%
Cboe Global Markets, Inc.	6,274	680,980
CME Group, Inc., Class A	20,005	3,843,361
Intercontinental Exchange, Inc.	31,790	2,613,456
Moody’s Corp.	9,291	1,699,138
MSCI, Inc.	4,715	1,037,347
Nasdaq, Inc.	6,474	586,803
S&P Global, Inc.	13,901	2,973,146
		13,434,231
Food Distributors–0.14%
Sysco Corp.	26,414	1,817,811
Food Retail–0.08%
Kroger Co. (The)	44,609	1,017,531
Footwear–0.42%
NIKE, Inc. Class B	70,389	5,429,807
Gas Utilities–0.05%
Atmos Energy Corp.	6,536	665,365
General Merchandise Stores–0.43%
Dollar General Corp.	14,699	1,870,889
Dollar Tree, Inc.(b)	13,306	1,351,756
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
General Merchandise Stores–(continued)
Target Corp.	29,180	$2,347,531
		5,570,176
Gold–0.12%
Newmont Goldcorp Corp.	45,698	1,512,147
Health Care Distributors–0.25%
AmerisourceBergen Corp.	8,734	680,029
Cardinal Health, Inc.	16,664	701,055
Henry Schein, Inc.(b)	8,466	545,718
McKesson Corp.	10,726	1,310,074
		3,236,876
Health Care Equipment–3.21%
Abbott Laboratories	98,213	7,476,956
ABIOMED, Inc.(b)	2,521	660,300
Baxter International, Inc.	26,653	1,957,396
Becton, Dickinson and Co.	15,045	3,512,105
Boston Scientific Corp.(b)	77,501	2,976,813
Danaher Corp.	35,134	4,638,039
Edwards Lifesciences Corp.(b)	11,617	1,983,022
Hologic, Inc.(b)	14,974	659,006
IDEXX Laboratories, Inc.(b)	4,809	1,201,144
Intuitive Surgical, Inc.(b)	6,401	2,975,505
Medtronic PLC	74,996	6,943,130
ResMed, Inc.	8,013	914,443
Stryker Corp.	17,296	3,169,319
Teleflex, Inc.	2,573	741,796
Varian Medical Systems, Inc.(b)	5,076	640,896
Zimmer Biomet Holdings, Inc.	11,431	1,302,334
		41,752,204
Health Care Facilities–0.18%
HCA Healthcare, Inc.	14,933	1,806,296
Universal Health Services, Inc. Class B	4,670	558,298
		2,364,594
Health Care REITs–0.30%
HCP, Inc.	26,715	847,133
Ventas, Inc.	19,917	1,280,663
Welltower, Inc.	21,604	1,754,677
		3,882,473
Health Care Services–0.68%
Cigna Corp.	21,252	3,145,721
CVS Health Corp.	72,531	3,798,449
DaVita, Inc.(b)	7,071	307,023
Laboratory Corp. of America Holdings(b)	5,513	896,469
Quest Diagnostics, Inc.	7,507	719,996
		8,867,658
Health Care Supplies–0.20%
Align Technology, Inc.(b)	4,070	1,157,305
Cooper Cos., Inc. (The)	2,758	821,305
Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.	12,444	$670,358
		2,648,968
Health Care Technology–0.10%
Cerner Corp.	18,137	1,269,046
Home Furnishings–0.06%
Leggett & Platt, Inc.	7,329	260,253
Mohawk Industries, Inc.(b)	3,436	465,750
		726,003
Home Improvement Retail–1.24%
Home Depot, Inc. (The)	63,162	11,991,306
Lowe’s Cos., Inc.	44,791	4,178,104
		16,169,410
Homebuilding–0.16%
D.R. Horton, Inc.	19,001	812,483
Lennar Corp., Class A	15,989	794,014
PulteGroup, Inc.	14,257	441,967
		2,048,464
Hotel & Resort REITs–0.06%
Host Hotels & Resorts, Inc.	41,406	749,863
Hotels, Resorts & Cruise Lines–0.49%
Carnival Corp.	22,389	1,146,093
Hilton Worldwide Holdings, Inc.	16,375	1,464,580
Marriott International, Inc., Class A	15,764	1,967,978
Norwegian Cruise Line Holdings Ltd.(b)	12,170	665,821
Royal Caribbean Cruises Ltd.	9,591	1,167,800
		6,412,272
Household Appliances–0.03%
Whirlpool Corp.	3,557	408,628
Household Products–1.72%
Church & Dwight Co., Inc.	13,750	1,023,138
Clorox Co. (The)	7,166	1,066,372
Colgate-Palmolive Co.	48,184	3,354,570
Kimberly-Clark Corp.	19,259	2,463,034
Procter & Gamble Co. (The)	139,887	14,395,771
		22,302,885
Housewares & Specialties–0.02%
Newell Brands, Inc.	21,750	291,885
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,658	357,268
Hypermarkets & Super Centers–1.08%
Costco Wholesale Corp.	24,631	5,901,095
Walmart, Inc.	79,605	8,075,131
		13,976,226
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The)	37,035	585,153
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Independent Power Producers & Energy Traders–(continued)
NRG Energy, Inc.	15,712	$534,836
		1,119,989
Industrial Conglomerates–1.42%
3M Co.	32,198	5,143,630
General Electric Co.	486,786	4,595,260
Honeywell International, Inc.	40,769	6,698,754
Roper Technologies, Inc.	5,793	1,992,329
		18,429,973
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	12,281	2,500,289
Linde PLC (United Kingdom)	30,814	5,563,467
		8,063,756
Industrial Machinery–0.77%
Dover Corp.	8,104	724,579
Flowserve Corp.	7,324	340,200
Fortive Corp.	16,466	1,253,886
Illinois Tool Works, Inc.	16,879	2,356,983
Ingersoll-Rand PLC	13,541	1,602,442
Parker-Hannifin Corp.	7,233	1,101,731
Pentair PLC	8,815	306,938
Snap-on, Inc.	3,109	484,755
Stanley Black & Decker, Inc.	8,463	1,076,663
Xylem, Inc.	10,040	745,169
		9,993,346
Industrial REITs–0.25%
Duke Realty Corp.	20,088	604,448
Prologis, Inc.	35,248	2,596,720
		3,201,168
Insurance Brokers–0.56%
Aon PLC	13,420	2,416,539
Arthur J. Gallagher & Co.	10,292	866,586
Marsh & McLennan Cos., Inc.	28,245	2,700,222
Willis Towers Watson PLC	7,219	1,266,935
		7,250,282
Integrated Oil & Gas–2.38%
Chevron Corp.	106,250	12,096,562
Exxon Mobil Corp.(d)	236,931	16,767,607
Occidental Petroleum Corp.	41,913	2,086,010
		30,950,179
Integrated Telecommunication Services–1.92%
AT&T, Inc.	407,353	12,456,855
Verizon Communications, Inc.	231,061	12,558,165
		25,015,020
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc.	42,712	1,852,420
Electronic Arts, Inc.(b)	16,752	1,559,276
Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc.(b)	6,327	$684,265
		4,095,961
Interactive Media & Services–4.84%
Alphabet, Inc., Class A(b)	16,739	18,521,703
Alphabet, Inc. Class C(b)	17,187	18,968,089
Facebook, Inc., Class A(b)	133,397	23,673,966
TripAdvisor, Inc.(b)	5,746	242,883
Twitter, Inc.(b)	40,736	1,484,420
		62,891,061
Internet & Direct Marketing Retail–3.66%
Amazon.com, Inc.(b)	23,072	40,954,415
Booking Holdings, Inc.(b)	2,517	4,168,706
eBay, Inc.	48,089	1,727,838
Expedia Group, Inc.	6,537	751,755
		47,602,714
Internet Services & Infrastructure–0.14%
Akamai Technologies, Inc.(b)	9,126	687,736
VeriSign, Inc.(b)	5,890	1,148,432
		1,836,168
Investment Banking & Brokerage–0.80%
Charles Schwab Corp. (The)	66,335	2,760,199
E*TRADE Financial Corp.	13,773	617,030
Goldman Sachs Group, Inc. (The)	19,151	3,494,866
Morgan Stanley	72,621	2,954,949
Raymond James Financial, Inc.	7,097	586,070
		10,413,114
IT Consulting & Other Services–1.24%
Accenture PLC, Class A	35,645	6,347,305
Cognizant Technology Solutions Corp., Class A	32,159	1,991,607
DXC Technology Co.	15,001	713,148
Gartner, Inc.(b)	5,016	758,921
International Business Machines Corp.	49,760	6,319,022
		16,130,003
Leisure Products–0.06%
Hasbro, Inc.	6,473	615,841
Mattel, Inc.(b)	19,313	190,233
		806,074
Life & Health Insurance–0.69%
Aflac, Inc.	41,957	2,152,394
Lincoln National Corp.	11,423	679,097
MetLife, Inc.	53,529	2,473,575
Principal Financial Group, Inc.	14,473	746,373
Prudential Financial, Inc.	22,870	2,112,731
Torchmark Corp.	5,671	484,927
Unum Group	12,001	377,911
		9,027,008
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Life Sciences Tools & Services–1.02%
Agilent Technologies, Inc.	17,760	$1,190,808
Illumina, Inc.(b)	8,219	2,522,493
IQVIA Holdings, Inc.(b)	8,848	1,202,001
Mettler-Toledo International, Inc.(b)	1,386	1,002,203
PerkinElmer, Inc.	6,195	534,876
Thermo Fisher Scientific, Inc.	22,511	6,009,987
Waters Corp.(b)	3,998	802,438
		13,264,806
Managed Health Care–1.61%
Anthem, Inc.	14,371	3,994,850
Centene Corp.(b)	23,103	1,334,198
Humana, Inc.	7,580	1,856,039
UnitedHealth Group, Inc.	53,657	12,974,263
WellCare Health Plans, Inc.(b)	2,795	771,951
		20,931,301
Metal & Glass Containers–0.09%
Ball Corp.	18,695	1,147,686
Motorcycle Manufacturers–0.02%
Harley-Davidson, Inc.	8,921	291,895
Movies & Entertainment–1.68%
Netflix, Inc.(b)	24,413	8,380,495
Viacom, Inc. Class B	19,774	574,039
Walt Disney Co. (The)	97,649	12,893,574
		21,848,108
Multi-line Insurance–0.30%
American International Group, Inc.	48,620	2,483,023
Assurant, Inc.	3,449	344,762
Hartford Financial Services Group, Inc. (The)	20,100	1,058,466
		3,886,251
Multi-Sector Holdings–1.67%
Berkshire Hathaway, Inc. Class B(b)	108,739	21,467,254
Jefferies Financial Group, Inc.	14,705	259,837
		21,727,091
Multi-Utilities–1.12%
Ameren Corp.	13,679	1,003,218
CenterPoint Energy, Inc.	28,026	797,059
CMS Energy Corp.	15,847	889,175
Consolidated Edison, Inc.	17,953	1,549,344
Dominion Energy, Inc.	44,696	3,360,245
DTE Energy Co.	10,172	1,276,281
NiSource, Inc.	20,829	580,088
Public Service Enterprise Group, Inc.	28,264	1,660,793
Sempra Energy	15,323	2,014,208
WEC Energy Group, Inc.	17,639	1,420,822
		14,551,233
Shares		Value
Office REITs–0.24%
Alexandria Real Estate Equities, Inc.	6,303	$922,822
Boston Properties, Inc.	8,639	1,130,240
SL Green Realty Corp.	4,679	402,394
Vornado Realty Trust	9,695	642,100
		3,097,556
Oil & Gas Drilling–0.02%
Helmerich & Payne, Inc.	6,117	299,182
Oil & Gas Equipment & Services–0.41%
Baker Hughes, a GE Co., Class A	28,708	614,638
Halliburton Co.	48,791	1,038,761
National Oilwell Varco, Inc.	21,440	447,024
Schlumberger Ltd.	77,502	2,688,544
TechnipFMC PLC (United Kingdom)	23,791	494,853
		5,283,820
Oil & Gas Exploration & Production–1.21%
Anadarko Petroleum Corp.	27,936	1,965,856
Apache Corp.	20,991	547,235
Cabot Oil & Gas Corp.	23,673	592,299
Cimarex Energy Co.	5,673	324,439
Concho Resources, Inc.	11,216	1,099,280
ConocoPhillips	63,435	3,740,128
Devon Energy Corp.	24,508	616,621
Diamondback Energy, Inc.	8,640	847,239
EOG Resources, Inc.	32,436	2,655,860
Hess Corp.	14,233	795,055
Marathon Oil Corp.	45,769	601,862
Noble Energy, Inc.	27,041	578,677
Pioneer Natural Resources Co.	9,414	1,336,412
		15,700,963
Oil & Gas Refining & Marketing–0.43%
HollyFrontier Corp.	8,784	333,616
Marathon Petroleum Corp.	37,668	1,732,351
Phillips 66	23,458	1,895,407
Valero Energy Corp.	23,352	1,643,981
		5,605,355
Oil & Gas Storage & Transportation–0.42%
Kinder Morgan, Inc.	108,861	2,171,777
ONEOK, Inc.	23,016	1,464,278
Williams Cos., Inc. (The)	67,717	1,786,374
		5,422,429
Packaged Foods & Meats–1.06%
Campbell Soup Co.	10,773	391,168
Conagra Brands, Inc.	27,155	726,939
General Mills, Inc.	33,369	1,649,763
Hershey Co. (The)	7,774	1,025,857
Hormel Foods Corp.	15,245	602,025
JM Smucker Co. (The)	6,361	773,243
Kellogg Co.	14,037	737,785
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	34,776	$961,556
Lamb Weston Holdings, Inc.	8,191	485,317
McCormick & Co., Inc.	6,855	1,069,654
Mondelez International, Inc., Class A	80,757	4,106,494
Tyson Foods, Inc., Class A	16,510	1,252,944
		13,782,745
Paper Packaging–0.21%
Avery Dennison Corp.	4,696	488,666
International Paper Co.	22,380	928,098
Packaging Corp. of America	5,284	470,699
Sealed Air Corp.	8,702	364,614
WestRock Co.	14,279	465,495
		2,717,572
Personal Products–0.18%
Coty, Inc., Class A	25,205	311,030
Estee Lauder Cos., Inc. (The), Class A	12,204	1,965,210
		2,276,240
Pharmaceuticals–4.58%
Allergan PLC	17,483	2,131,352
Bristol-Myers Squibb Co.	91,298	4,142,190
Eli Lilly and Co.	48,295	5,599,322
Johnson & Johnson	148,921	19,530,989
Merck & Co., Inc.	144,341	11,433,251
Mylan N.V.(b)	28,833	484,394
Nektar Therapeutics(b)	9,735	304,900
Perrigo Co. PLC	6,989	293,678
Pfizer, Inc.	310,455	12,890,092
Zoetis, Inc.	26,771	2,705,210
		59,515,378
Property & Casualty Insurance–0.91%
Allstate Corp. (The)	18,562	1,772,857
Chubb Ltd.	25,631	3,743,920
Cincinnati Financial Corp.	8,473	832,388
Loews Corp.	15,318	786,732
Progressive Corp. (The)	32,651	2,588,571
Travelers Cos., Inc. (The)	14,728	2,143,955
		11,868,423
Publishing–0.02%
News Corp., Class A	21,546	245,409
News Corp. Class B	6,920	80,618
		326,027
Railroads–1.04%
CSX Corp.	43,328	3,226,636
Kansas City Southern	5,644	639,352
Norfolk Southern Corp.	14,955	2,918,319
Union Pacific Corp.	40,422	6,741,581
		13,525,888
Shares		Value
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	17,464	$798,105
Regional Banks–1.17%
BB&T Corp.	42,702	1,996,318
Citizens Financial Group, Inc.	25,743	838,707
Comerica, Inc.	8,890	611,810
Fifth Third Bancorp	43,043	1,140,639
First Republic Bank	9,214	893,942
Huntington Bancshares, Inc.	58,537	740,493
KeyCorp	56,411	900,884
M&T Bank Corp.	7,746	1,236,262
People’s United Financial, Inc.	21,115	324,538
PNC Financial Services Group, Inc. (The)	25,365	3,227,950
Regions Financial Corp.	56,910	787,065
SunTrust Banks, Inc.	24,785	1,487,348
SVB Financial Group(b)	2,943	592,720
Zions Bancorp. N.A.	10,409	448,316
		15,226,992
Reinsurance–0.04%
Everest Re Group, Ltd.	2,274	563,179
Research & Consulting Services–0.29%
Equifax, Inc.	6,749	815,954
IHS Markit Ltd.(b)	20,323	1,166,337
Nielsen Holdings PLC	19,875	451,759
Verisk Analytics, Inc., Class A	9,143	1,280,020
		3,714,070
Residential REITs–0.47%
Apartment Investment & Management Co., Class A	8,951	447,102
AvalonBay Communities, Inc.	7,745	1,572,312
Equity Residential	20,685	1,583,851
Essex Property Trust, Inc.	3,673	1,071,561
Mid-America Apartment Communities, Inc.	6,368	727,098
UDR, Inc.	15,411	690,105
		6,092,029
Restaurants–1.33%
Chipotle Mexican Grill, Inc.(b)	1,361	898,219
Darden Restaurants, Inc.	6,906	803,306
McDonald’s Corp.	42,795	8,484,965
Starbucks Corp.	69,541	5,289,288
Yum! Brands, Inc.	17,133	1,753,563
		17,229,341
Retail REITs–0.44%
Federal Realty Investment Trust	4,158	543,575
Kimco Realty Corp.	23,563	409,996
Macerich Co. (The)	5,920	215,074
Realty Income Corp.	16,987	1,190,449
Regency Centers Corp.	9,366	617,781
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	17,276	$2,800,267
		5,777,142
Semiconductor Equipment–0.35%
Applied Materials, Inc.	53,088	2,053,975
KLA-Tencor Corp.	9,237	952,058
Lam Research Corp.	8,532	1,489,772
		4,495,805
Semiconductors–3.16%
Advanced Micro Devices, Inc.(b)	49,265	1,350,354
Analog Devices, Inc.	20,595	1,989,889
Broadcom, Inc.	22,149	5,573,574
Intel Corp.	251,471	11,074,783
Maxim Integrated Products, Inc.	15,287	803,943
Microchip Technology, Inc.	13,250	1,060,398
Micron Technology, Inc.(b)	62,688	2,044,256
NVIDIA Corp.	33,887	4,590,333
Qorvo, Inc.(b)	6,866	420,062
QUALCOMM, Inc.	67,679	4,522,311
Skyworks Solutions, Inc.	9,733	648,510
Texas Instruments, Inc.	52,479	5,474,084
Xilinx, Inc.	14,156	1,448,300
		41,000,797
Soft Drinks–1.69%
Coca-Cola Co. (The)	215,168	10,571,204
Monster Beverage Corp.(b)	21,867	1,352,692
PepsiCo, Inc.	78,548	10,054,144
		21,978,040
Specialized Consumer Services–0.02%
H&R Block, Inc.	11,492	301,665
Specialized REITs–1.34%
American Tower Corp.	24,667	5,149,730
Crown Castle International Corp.	23,237	3,021,042
Digital Realty Trust, Inc.	11,621	1,368,024
Equinix, Inc.	4,658	2,262,810
Extra Space Storage, Inc.	7,118	762,765
Iron Mountain, Inc.	16,012	490,768
Public Storage	8,391	1,996,051
SBA Communications Corp., Class A(b)	6,295	1,362,301
Weyerhaeuser Co.	41,744	951,763
		17,365,254
Specialty Chemicals–0.89%
Albemarle Corp.	5,913	374,293
Celanese Corp., Class A	7,163	679,984
DuPont de Nemours Inc.(b)	126,085	3,848,114
Ecolab, Inc.	14,164	2,607,451
International Flavors & Fragrances, Inc.	5,664	767,019
PPG Industries, Inc.	13,190	1,380,333
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	4,562	$1,913,531
		11,570,725
Specialty Stores–0.17%
Tiffany & Co.	6,066	540,541
Tractor Supply Co.	6,781	683,389
Ulta Beauty, Inc.(b)	3,150	1,050,147
		2,274,077
Steel–0.06%
Nucor Corp.	17,076	819,648
Systems Software–4.88%
Fortinet, Inc.(b)	8,110	587,813
Microsoft Corp.	429,028	53,062,183
Oracle Corp.	142,490	7,209,994
Red Hat, Inc.(b)	9,884	1,821,621
Symantec Corp.	35,744	669,485
		63,351,096
Technology Hardware, Storage & Peripherals–3.76%
Apple, Inc.	250,493	43,853,809
Hewlett Packard Enterprise Co.	76,998	1,056,412
HP, Inc.	85,753	1,601,866
NetApp, Inc.	13,810	817,552
Seagate Technology PLC	14,336	599,962
Western Digital Corp.	16,263	605,309
Xerox Corp.	11,175	342,067
		48,876,977
Tobacco–0.91%
Altria Group, Inc.	104,817	5,142,322
Philip Morris International, Inc.	86,928	6,704,757
		11,847,079
Trading Companies & Distributors–0.16%
Fastenal Co.	32,002	978,941
United Rentals, Inc.(b)	4,450	489,945
W.W. Grainger, Inc.	2,521	659,721
		2,128,607
Trucking–0.03%
J.B. Hunt Transport Services, Inc.	4,864	414,121
Water Utilities–0.09%
American Water Works Co., Inc.	10,107	1,142,293
Total Common Stocks & Other Equity Interests (Cost $654,188,688)		1,282,525,979
Money Market Funds–1.34%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(e)	6,079,628	6,079,628
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(e)	4,342,596	4,343,898
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds (continued)–1.34%
Invesco Treasury Portfolio, Institutional Class, 2.28%(e)	6,948,146	$6,948,146
Total Money Market Funds (Cost $17,371,111)		17,371,672
TOTAL INVESTMENTS IN SECURITIES–100.04% (Cost $671,559,799)		1,299,897,651
OTHER ASSETS LESS LIABILITIES–(0.04)%		(536,638)
NET ASSETS–100.00%		$1,299,361,013
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of May 31, 2019 represented less than 1% of the Fund’s Net Assets. See Note 3.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	141	June-2019	$19,405,830	$(716,825)	$(716,825)
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco S&P 500 Index Fund

B.	Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Invesco S&P 500 Index Fund

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,282,525,979	$—	$—	$1,282,525,979
Money Market Funds	17,371,672	—	—	17,371,672
Total Investments in Securities	1,299,897,651	—	—	1,299,897,651
Other Investments - Liabilities*
Futures Contracts	(716,825)	—	—	(716,825)
Total Investments	$1,299,180,826	$—	$—	$1,299,180,826

*	Unrealized appreciation (depreciation).
NOTE 3—Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2019.
	Value 08/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(Loss)	Value 05/31/19	Dividend Income
Invesco Ltd.	$514,583	$ 28,860	$ (12,481)	$ (85,576)	$ (11,539)	$433,847	$ 19,997
Invesco S&P 500 Index Fund